Submission	Aug. 22, 2025
Submission [Line Items]
Central Index Key	0001588474
Registrant Name	INFINITY CORE ALTERNATIVE FUND
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A